18. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Notes
18. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

18.SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the Year Ended
	December 31,	December 31,
	2024	2023
Cash interest paid	$204,598	$139,397
Non-cash activity:
Stock issued for professional services Maxim Group and Directors	$1,659,301	-